TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of Composition of Trade Receivables
	New Israeli Shekels
	December 31,
	2019	2020
	In millions
Trade (current and non-current)	1,061	963
Deferred interest income (note 2(n))	(25)	(23)
Allowance for credit loss	(162)	(148)
	874	792
Current	624	560
Non – current	250	232

Schedule of Allowance for Doubtful Accounts
The changes in the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 are as follows:

	New Israeli Shekels
	Year ended
	2018	2019	2020
	In millions
Balance at beginning of year	193	188	162
Receivables written-off during the year as
uncollectible	(35)	(44)	(37)
Charge or expense during the year*	30	18	23
Balance at end of year	188	162	148

(*) Equivalent to net impairment losses on financial and contract assets, as presented in the statement of income as credit losses.

Schedule of Aging of Gross Trade Receivables
The aging of gross trade receivables and their respective allowance for credit losses as at December 31, 2019 and 2020 were as follows:

	New Israeli Shekels			New Israeli Shekels
	December 31, 2019			December 31, 2020
	In millions			In millions
	Average expected loss rate	Gross	Allowance	Average expected loss rate	Gross	Allowance
Not passed due	2%	860	20	5%	831	45
Less than one year	54%	107	58	59%	60	36
More than one year	89%	94	84	94%	72	67
		1,061	162		963	148